Income Taxes (Details) - Schedule of Taxes Payable - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 3,182,236	$ 3,507,752
VAT and tax payable (receivable)	(193,790)	502,097
Total tax payable	$ 2,988,446	$ 4,009,849